Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 13,854	$ 14,251
Effects of foreign exchange	687	(397)
Balance at end of period	$ 14,541	$ 13,854